Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The Company is involved from time to time in various legal proceedings and administrative actions related to the normal conduct of its business, including general liability claims, putative class action lawsuits and litigation concerning its products.
Although it is impossible to predict the outcome of any pending legal proceeding, management believes that such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows, except as described in these consolidated financial statements.
New Zealand Weathertightness Claims
Since fiscal year 2002, the Company’s New Zealand subsidiaries have been joined in a number of weathertightness claims in New Zealand that relate to residential buildings (single dwellings and apartment complexes) and a small number of non-residential buildings, primarily constructed from 1998 to 2004. The claims often involve multiple parties and allege that losses were incurred due to excessive moisture penetration of the buildings’ structures. The claims typically include allegations of poor building design, inadequate certification of plans, inadequate construction review and compliance certification and deficient work by sub-contractors.
Entering into this fiscal year, one material outstanding New Zealand Weathertightness Claim remained, Cridge, et al. (Case Nos. CIV-2015-485-594 and CIV-2015-485-773), In the High Court of New Zealand, Wellington Registry (hereinafter the “Cridge litigation”), which was filed in 2015 on behalf of multiple plaintiffs against the Company and certain subsidiaries. The trial court found in favor of the Company on all claims, and the appellate court upheld the trial court decision. Plaintiffs had filed for leave to appeal further with the New Zealand Supreme Court. However, in March 2025, while awaiting the Supreme Court’s decision on that request, the parties agreed to a confidential negotiated settlement whereby plaintiffs withdrew all appeals. This matter is now concluded. As of 31 March 2025, no New Zealand Weathertightness Claims are being actively litigated against the Company.
Australia Class Action Securities Claim
On 8 May 2023, a group proceeding (class action) was filed in The Supreme Court of Victoria, Australia by Raeken Pty Ltd against James Hardie Industries plc on behalf of persons who purchased certain James Hardie equity securities from 7 February 2022 through 7 November 2022. The litigation is being funded by a litigation funder in Australia, CASL Funder Pty Ltd. The proceeding includes allegations that James Hardie breached relevant provisions of the Corporations Act 2001 (Cth) and the Australian and Securities Investment Act 2001 (Cth), including with respect to certain forward-looking statements James Hardie made about forecasted financial performance measures during the period specified above. The Company believes the challenged statements were proper and is defending the matter vigorously. Currently, there is no trial date set, but the Company anticipates a trial date in the latter half of 2026. As of 31 March 2025, the Company has not recorded a reserve related to this matter as the chance of loss is not probable and the amount of loss, if any, cannot be reasonably estimated.
ATO Audit
In February 2024, the ATO issued a transfer pricing position paper for income years starting 1 April 2010 through 31 March 2019, setting out the ATO’s view that certain profits related to arrangements with the Company’s technology holding company based in Ireland should be allocated to Australian subsidiaries of the Company and taxed in Australia. The Company believes its transfer pricing arrangements are compliant with the applicable tax legislation. As of 31 March 2025, the matter is ongoing and the Company has not recorded a reserve as it believes its tax position is more likely than not to be sustained. If the Company is ultimately unsuccessful in disputing the ATO’s position, the ATO has calculated the additional amount of tax payable to be approximately A$110 million, excluding any consequential adjustments, interest charges or penalties the ATO may impose.
Environmental
The operations of the Company, like those of other companies engaged in similar businesses, are subject to a number of laws and regulations on air, soil and water quality, waste handling and disposal. The Company’s policy is to accrue for environmental costs when it is determined that it is probable that an obligation exists and the amount can be reasonably estimated.